Offerings - Offering: 1	Jul. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	19,449,603
Proposed Maximum Offering Price per Unit	1.62
Maximum Aggregate Offering Price	$ 31,508,356.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,351.30
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of additional shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock"), that becomes issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, recapitalizations or similar transactions. The number of shares of Common Stock being registered hereunder is comprised of (i) 6,269,628 shares of Common Stock (including shares of Common Stock issuable upon exercise of certain purchaser warrants ("Purchaser Warrants") received in lieu of Closing Shares) (the "Closing Shares") issued (or issuable upon exercise of such Purchaser Warrants) to the selling stockholders named in this Registration Statement pursuant to the Share Sale Agreement dated as of April 14, 2026, by and among the Registrant, Robocath, the securityholders of Robocath party thereto and an individual serving as manager (the "Share Sale Agreement") and (ii) 13,179,975 additional shares of Common Stock (including shares of Common Stock issuable upon exercise of Purchaser Warrants) (the "Earnout Shares") which may be issued to such selling stockholders assuming (a) the achievement of certain performance milestones set forth in the Share Sale Agreement, and (b) the per share price used to calculate the number of shares of the Registrant's common stock to be issued is $2.00, which is the same per share price used to calculate the number of Closing Shares issued to the selling stockholders. The Earnout Shares have not been earned and are not currently outstanding. The earnout consideration payable upon achievement of such milestones may be satisfied, at the Registrant's election, in cash, by issuing Earnout Shares, or in a combination of cash and Earnout Shares (or Purchaser Warrants). The actual number of Earnout Shares issued to the selling stockholders could be materially less than 13,179,975 shares of common stock depending on whether and to what extent the regulatory approval milestones and/or the commercial milestones are achieved, whether the Registrant elects to pay all or a portion of such consideration in cash or using Earnout Shares (or Purchaser Warrants), and/or the actual average closing price of our common stock at the time such milestones are achieved. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low prices of the Company's Common Stock as reported on the NYSE American on July 14, 2026.